Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid to First PEO(1)(3)	Compensation Actually Paid to Second PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income(7) (h)	Adjusted EBITDA(8) (i)
(a)	($) (b)	($) (b)	($) (c)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)	($ in millions

2022	N/A	5,866,992	N/A	5,857,402	1,353,715	1,244,066	169.41	138.76	202.3	295.9
2021	9,311,014	3,251,529	1,083,322	4,579,554	1,857,663	3,117,325	169.68	145.03	178.3	216.0
2020	4,403,537	N/A	6,538,919	N/A	1,505,024	1,724,967	115.05	115.68	178.0	173.6

Peer Group Issuers, Footnote [Text Block]		Represents the TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period. The TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index is used in determining rTSR under our Performance Share Awards.
Adjustment To PEO Compensation, Footnote [Text Block]		Eric A. Vaillancourt served as Interim President and Chief Executive Officer from August 2, 2021 until November 28, 2021 and has served as President and Chief Executive Officer since November 28, 2021. Mr. Vaillancourt is identified as Second PEO in the table.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,353,715	$ 1,857,663	$ 1,505,024
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 1,244,066	3,117,325	1,724,967
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:

2022	2021	2020

J. Milton Childress II	J. Milton Childress II	J. Milton Childress II
Robert S. McLean	Robert S. McLean	Robert S. McLean
Steven R. Bower	Steven R. Bower	Jerry L. Johnson
Ronald R. Angelillo	Susan E. Sweeney	Susan E. Sweeney
Susan E. Sweeney

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Performance measures used to link performance to executive compensation

We have listed below the four performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for 2022:

•	adjusted EBITDA;
•	Cash Flow ROIC;
•	rTSR; and
•	common stock trading price.

Total Shareholder Return Amount	[3]	$ 169.41	169.68	115.05
Peer Group Total Shareholder Return Amount	[4]	138.76	145.03	115.68
Net Income (Loss)	[5]	$ 202,300,000	$ 178,300,000	$ 178,000,000.0
Company Selected Measure Amount	[6]	295,900,000	216,000,000.0	173,600,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		adjusted EBITDA;
Non-GAAP Measure Description [Text Block]		Adjusted EBITDA is a financial measure selected by the Compensation and Human Resources Committee for evaluating performance with respect to the annual incentive compensation plan. Adjusted EBITDA is calculated by adding interest, income tax, depreciation and amortization expenses to earnings and further adding certain selected expenses that the Compensation and Human Resources Committee believes do not reflect normal operating conditions and subtracting certain selected income items that such committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the company in its quarterly and annual earnings announcements, with additional adjustments to eliminate the impact of acquisitions and dispositions occurring during the year and certain other items and the translation impact of foreign currency exchange. Adjusted EBITDA is not a financial measure that has been prepared in conformity with GAAP. While adjusted EBITDA is one factor that we use in internal evaluations of the overall performance of our businesses, we acknowledge that there are many items that impact a company’s reported results and the adjustments reflected in adjusted EBITDA are not intended to present all items that may have impacted these results. In addition, adjusted EBITDA as calculated for this purpose is not necessarily comparable to similarly titled measures used by other companies.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow ROIC;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		rTSR; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		common stock trading price.
P E O 2 [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 2 [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 2 [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 2 [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 2 [Member] | Adjustment for grant date values in summary compensation table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(3,413,231)	(1,826,576)
P E O 2 [Member] | Year-end fair value of unvested awards granted in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	2,498,644	2,039,557
P E O 2 [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	895,510	1,033,352
P E O 2 [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
P E O 2 [Member] | Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(1,133)	64,034
P E O 2 [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
P E O 2 [Member] | Dividends or dividend equivalents not otherwise included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	10,619	17,659
P E O 2 [Member] | Total adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(9,590)	1,328,025
Non-PEO NEO [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (153,049)
Non-PEO NEO [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,694
Non-PEO NEO [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(140,086)
Non-PEO NEO [Member] | Adjustment for grant date values in summary compensation table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(468,386)	(851,809)	(541,703)
Non-PEO NEO [Member] | Year-end fair value of unvested awards granted in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	340,382	1,140,207	682,572
Non-PEO NEO [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	108,474	953,890	227,294
Non-PEO NEO [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
Non-PEO NEO [Member] | Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(9,581)	12,931	(12,250)
Non-PEO NEO [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(90,838)
Non-PEO NEO [Member] | Dividends or dividend equivalents not otherwise included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	10,300	4,443	4,117
Non-PEO NEO [Member] | Total adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(109,649)	1,259,663	360,029
P E O 1 [Member] | Adjustment for Summary Compensation Table Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 1 [Member] | Amount added for current year service cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 1 [Member] | Amount added for prior service cost impacting current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 1 [Member] | Total Adjustments for Pension
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
P E O 1 [Member] | Adjustment for grant date values in summary compensation table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(5,756,170)	(2,300,000)
P E O 1 [Member] | Year-end fair value of unvested awards granted in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		751,888	3,187,181
P E O 1 [Member] | Year-over-year difference of year-end fair values for unvested awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		363,814	1,328,024
P E O 1 [Member] | Fair values at vest date for awards granted and vested in current year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
P E O 1 [Member] | Difference in fair values between year-end fair values and vest date fair values for awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		82,670	(102,366)
P E O 1 [Member] | Forfeitures during current year equal to prior year-end fair value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(3,684,078)
P E O 1 [Member] | Dividends or dividend equivalents not otherwise included in total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		14,183	22,543
P E O 1 [Member] | Total adjustments for Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]		(8,227,692)	2,135,382
P E O 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[8]	5,866,992	3,251,529
PEO Actually Paid Compensation Amount	[2],[8]	$ 5,857,402	4,579,554
PEO Name		Eric A. Vaillancourt
P E O 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[9]		9,311,014	4,403,537
PEO Actually Paid Compensation Amount	[2],[9]		$ 1,083,322	$ 6,538,919

[1]	The following table lists the individuals who comprise the Non-PEO NEOs in each of the covered years:
[2]	Deductions from, and additions to, total compensation in the summary compensation table, appearing on page 48 by year to calculate Compensation Actually Paid include:
[3]	Represents the company’s TSR for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes the reinvestment of dividends paid on our common stock during the relevant period.
[4]	Represents the TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index for the period beginning on the last trading day of the year preceding the earliest year presented in the table and ending the last trading day of the covered year, which includes dividends paid during the relevant period. The TSR of the S&P SmallCap 600 Capital Goods (Industry Group) Index is used in determining rTSR under our Performance Share Awards.
[5]	Represents net income of EnPro and its subsidiaries on a consolidated basis, which includes the results of discontinued operations in each of the periods presented.
[6]	Adjusted EBITDA is a financial measure selected by the Compensation and Human Resources Committee for evaluating performance with respect to the annual incentive compensation plan. Adjusted EBITDA is calculated by adding interest, income tax, depreciation and amortization expenses to earnings and further adding certain selected expenses that the Compensation and Human Resources Committee believes do not reflect normal operating conditions and subtracting certain selected income items that such committee believes do not reflect normal operating conditions. Adjusted EBITDA is calculated in a manner consistent with adjusted EBITDA as presented by the company in its quarterly and annual earnings announcements, with additional adjustments to eliminate the impact of acquisitions and dispositions occurring during the year and certain other items and the translation impact of foreign currency exchange. Adjusted EBITDA is not a financial measure that has been prepared in conformity with GAAP. While adjusted EBITDA is one factor that we use in internal evaluations of the overall performance of our businesses, we acknowledge that there are many items that impact a company’s reported results and the adjustments reflected in adjusted EBITDA are not intended to present all items that may have impacted these results. In addition, adjusted EBITDA as calculated for this purpose is not necessarily comparable to similarly titled measures used by other companies.
[7]	Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.
[8]	Eric A. Vaillancourt served as Interim President and Chief Executive Officer from August 2, 2021 until November 28, 2021 and has served as President and Chief Executive Officer since November 28, 2021. Mr. Vaillancourt is identified as Second PEO in the table.
[9]	Marvin A. Riley served as President and Chief Executive Officer during all of 2020 and in 2021 until August 2, 2021 and is identified as First PEO in the table.